OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments - 2020 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
BBVA [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	97.032.000-8
Creditor	BBVA
Creditor country	Chile
Currency	US$
Nominal values Up to 90 days	$ 74,000
Total nominal value	74,000
Accounting values Up to 90 days	76,929
Total accounting value	$ 76,929
Amortization	At Expiration
Effective rate %	3.08%
Nominal rate %	3.08%
ESTADOMember
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	97.030.000-7
Creditor	ESTADO
Creditor country	Chile
Currency	US$
Nominal values Up to 90 days	$ 40,000
Total nominal value	40,000
Accounting values Up to 90 days	41,542
Total accounting value	$ 41,542
Amortization	At Expiration
Effective rate %	3.49%
Nominal rate %	3.49%
ITAU [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	76.645.030-K
Creditor	ITAU
Creditor country	Chile
Currency	US$
Nominal values Up to 90 days	$ 20,000
Total nominal value	20,000
Accounting values Up to 90 days	20,685
Total accounting value	$ 20,685
Amortization	At Expiration
Effective rate %	4.20%
Nominal rate %	4.20%
HSBC [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	97.951.000-4
Creditor	HSBC
Creditor country	Chile
Currency	US$
Nominal values Up to 90 days	$ 12,000
Total nominal value	12,000
Accounting values Up to 90 days	12,545
Total accounting value	$ 12,545
Amortization	At Expiration
Effective rate %	4.15%
Nominal rate %	4.15%
CORP BANCA [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	97.023.000-9
Creditor	CORPBANCA
Creditor country	Chile
Currency	UF
Nominal values Up to 90 days	$ 11,255
Total nominal value	11,255
Accounting values Up to 90 days	11,665
Total accounting value	$ 11,665
Amortization	Quarterly
Effective rate %	3.35%
Nominal rate %	3.35%
SANTANDER [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	SANTANDER
Creditor country	Spain
Currency	US$
Nominal values More than one to three years	$ 139,459
Total nominal value	139,459
Accounting values Up to 90 days	3,300
Accounting values More than one to three years	139,459
Total accounting value	$ 142,759
Amortization	Quarterly
Effective rate %	2.80%
Nominal rate %	2.80%
BTG PACTUAL CHILE [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	76.362.099-9
Creditor	BTG PACTUAL CHILE
Creditor country	Chile
Currency	UF
Nominal values More than 90 days to one year	$ 67,868
Total nominal value	67,868
Accounting values Up to 90 days	1,985
Accounting values More than 90 days to one year	67,237
Total accounting value	$ 69,222
Amortization	At Expiration
Effective rate %	3.10%
Nominal rate %	3.10%
ESTADO [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	97.030.000-7
Creditor	ESTADO
Creditor country	Chile
Currency	UF
Nominal values More than one to three years	$ 177,846
Nominal values More than five years	382,267
Total nominal value	560,113
Accounting values Up to 90 days	25,729
Accounting values More than one to three years	177,715
Accounting values More than five years	395,652
Total accounting value	$ 599,096
Amortization	At Expiration
Effective rate %	4.81%
Nominal rate %	4.81%
BANK OF NEWYORK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	BANK OF NEW YORK
Creditor country	U.S.A.
Currency	US$
Nominal values More than three to five years	$ 700,000
Nominal values More than five years	800,000
Total nominal value	1,500,000
Accounting values Up to 90 days	82,572
Accounting values More than three to five years	698,450
Accounting values More than five years	803,289
Total accounting value	$ 1,584,311
Amortization	At Expiration
Effective rate %	7.16%
Nominal rate %	6.94%
BNP PARIBAS [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	BNP PARIBAS
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 31,039
Nominal values More than 90 days to one year	43,655
Nominal values More than one to three years	91,002
Nominal values More than three to five years	97,621
Nominal values More than five years	210,956
Total nominal value	474,273
Accounting values Up to 90 days	40,931
Accounting values More than 90 days to one year	47,668
Accounting values More than one to three years	87,767
Accounting values More than three to five years	96,513
Accounting values More than five years	209,612
Total accounting value	$ 482,491
Amortization	Quarterly / Semiannual
Effective rate %	2.95%
Nominal rate %	2.95%
Natixis [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	NATIXIS
Creditor country	France
Currency	US$
Nominal values Up to 90 days	$ 42,740
Nominal values More than 90 days to one year	34,150
Nominal values More than one to three years	77,693
Nominal values More than three to five years	81,244
Nominal values More than five years	35,302
Total nominal value	271,129
Accounting values Up to 90 days	50,001
Accounting values More than 90 days to one year	34,150
Accounting values More than one to three years	75,808
Accounting values More than three to five years	80,316
Accounting values More than five years	34,969
Total accounting value	$ 275,244
Amortization	Quarterly
Effective rate %	3.11%
Nominal rate %	3.11%
INVESTEC [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	INVESTEC
Creditor country	England
Currency	US$
Nominal values Up to 90 days	$ 6,329
Nominal values More than 90 days to one year	11,606
Nominal values More than one to three years	19,935
Total nominal value	37,870
Accounting values Up to 90 days	7,952
Accounting values More than 90 days to one year	12,522
Accounting values More than one to three years	19,588
Total accounting value	$ 40,062
Amortization	Semiannual
Effective rate %	6.21%
Nominal rate %	6.21%
MUFG [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	MUFG
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 30,590
Nominal values More than 90 days to one year	24,080
Nominal values More than one to three years	67,730
Nominal values More than three to five years	72,881
Nominal values More than five years	187,132
Total nominal value	382,413
Accounting values Up to 90 days	39,516
Accounting values More than 90 days to one year	24,080
Accounting values More than one to three years	67,014
Accounting values More than three to five years	72,494
Accounting values More than five years	186,283
Total accounting value	$ 389,387
Amortization	Quarterly
Effective rate %	2.88%
Nominal rate %	2.88%
SMBC [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	SMBC
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 130,000
Total nominal value	130,000
Accounting values Up to 90 days	131,662
Total accounting value	$ 131,662
Amortization	At Expiration
Effective rate %	1.73%
Nominal rate %	1.73%
SWAP Received Aircraft [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Creditor	SWAP Received aircraft
Currency	US$
Nominal values Up to 90 days	$ 10
Total nominal value	10
Accounting values Up to 90 days	10
Total accounting value	$ 10
Amortization	Quarterly
CREDIT AGRICOLE [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	CREDIT AGRICOLE
Creditor country	France
Currency	US$
Nominal values More than 90 days to one year	$ 273,199
Total nominal value	273,199
Accounting values Up to 90 days	1,395
Accounting values More than 90 days to one year	272,794
Total accounting value	$ 274,189
Amortization	At Expiration
Effective rate %	1.92%
Nominal rate %	1.92%
MUFG 1 [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	MUFG
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 82,498
Nominal values More than 90 days to one year	72,206
Nominal values More than one to three years	117,084
Nominal values More than three to five years	19,731
Total nominal value	291,519
Accounting values Up to 90 days	88,880
Accounting values More than 90 days to one year	72,206
Accounting values More than one to three years	114,589
Accounting values More than three to five years	19,499
Total accounting value	$ 295,174
Amortization	Quarterly
Effective rate %	2.67%
Nominal rate %	2.67%
CITIBANKMember
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	CITIBANK
Creditor country	U.S.A.
Currency	US$
Nominal values More than one to three years	$ 600,000
Total nominal value	600,000
Accounting values Up to 90 days	138
Accounting values More than one to three years	600,000
Total accounting value	$ 600,138
Amortization	At Expiration
Effective rate %	2.27%
Nominal rate %	2.27%
Bank of Utah [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	BANK OF UTAH
Creditor country	U.S.A.
Currency	US$
Nominal values More than one to three years	$ 793,003
Total nominal value	793,003
Accounting values More than one to three years	769,615
Total accounting value	$ 769,615
Amortization	At Expiration
Effective rate %	18.95%
Nominal rate %	12.26%
ING [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	ING
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 5,965
Total nominal value	5,965
Accounting values Up to 90 days	6,017
Total accounting value	$ 6,017
Amortization	Quarterly
Effective rate %	5.71%
Nominal rate %	5.01%
CREDITAGRICOLE [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	CREDIT AGRICOLE
Creditor country	France
Currency	US$
Nominal values Up to 90 days	$ 13,875
Nominal values More than 90 days to one year	2,034
Nominal values More than one to three years	2,052
Total nominal value	17,961
Accounting values Up to 90 days	13,922
Accounting values More than 90 days to one year	2,034
Accounting values More than one to three years	2,052
Total accounting value	$ 18,008
Amortization	Quarterly
Effective rate %	1.99%
Nominal rate %	1.54%
CITIBANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	CITIBANK
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 77,994
Nominal values More than 90 days to one year	58,993
Nominal values More than one to three years	113,186
Nominal values More than three to five years	43,778
Nominal values More than five years	18,841
Total nominal value	312,792
Accounting values Up to 90 days	78,860
Accounting values More than 90 days to one year	58,993
Accounting values More than one to three years	109,086
Accounting values More than three to five years	42,558
Accounting values More than five years	18,619
Total accounting value	$ 308,116
Amortization	Quarterly
Effective rate %	2.58%
Nominal rate %	1.77%
PEFCO [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	PEFCO
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 1,926
Total nominal value	1,926
Accounting values Up to 90 days	1,938
Total accounting value	$ 1,938
Amortization	Quarterly
Effective rate %	5.65%
Nominal rate %	5.03%
BNPPARIBAS1Member
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	BNP PARIBAS
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 14,934
Nominal values More than 90 days to one year	2,326
Nominal values More than one to three years	791
Total nominal value	17,951
Accounting values Up to 90 days	14,909
Accounting values More than 90 days to one year	2,326
Accounting values More than one to three years	788
Total accounting value	$ 18,023
Amortization	Quarterly
Effective rate %	1.81%
Nominal rate %	1.41%
Wells Fargo Bank [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	WELLS FARGO
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 112,987
Nominal values More than 90 days to one year	99,975
Nominal values More than one to three years	230,416
Nominal values More than three to five years	98,028
Total nominal value	541,406
Accounting values Up to 90 days	114,994
Accounting values More than 90 days to one year	99,975
Accounting values More than one to three years	219,624
Accounting values More than three to five years	96,556
Total accounting value	$ 531,149
Amortization	Quarterly
Effective rate %	2.43%
Nominal rate %	1.74%
SANTANDER1Member
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	97.036.000-K
Creditor	SANTANDER
Creditor country	Chile
Currency	US$
Nominal values Up to 90 days	$ 21,456
Nominal values More than 90 days to one year	17,626
Nominal values More than one to three years	26,165
Total nominal value	65,247
Accounting values Up to 90 days	21,550
Accounting values More than 90 days to one year	17,626
Accounting values More than one to three years	25,840
Total accounting value	$ 65,016
Amortization	Quarterly
Effective rate %	1.30%
Nominal rate %	0.76%
RRPF ENGINE [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	RRPF ENGINE
Creditor country	England
Currency	US$
Nominal values Up to 90 days	$ 2,058
Nominal values More than 90 days to one year	3,644
Nominal values More than one to three years	7,752
Nominal values More than three to five years	5,035
Total nominal value	18,489
Accounting values Up to 90 days	2,602
Accounting values More than 90 days to one year	3,644
Accounting values More than one to three years	7,752
Accounting values More than three to five years	5,035
Total accounting value	$ 19,033
Amortization	Monthly
Effective rate %	4.01%
Nominal rate %	4.01%
APPLE BANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	APPLE BANK
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 4,538
Nominal values More than 90 days to one year	4,631
Nominal values More than one to three years	12,808
Nominal values More than three to five years	753
Total nominal value	22,730
Accounting values Up to 90 days	4,599
Accounting values More than 90 days to one year	4,632
Accounting values More than one to three years	12,608
Accounting values More than three to five years	752
Total accounting value	$ 22,591
Amortization	Quarterly
Effective rate %	1.61%
Nominal rate %	1.01%
BTMU [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	BTMU
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 11,519
Nominal values More than 90 days to one year	9,385
Nominal values More than one to three years	25,937
Nominal values More than three to five years	768
Total nominal value	47,609
Accounting values Up to 90 days	11,595
Accounting values More than 90 days to one year	9,386
Accounting values More than one to three years	25,563
Accounting values More than three to five years	767
Total accounting value	$ 47,311
Amortization	Quarterly
Effective rate %	1.63%
Nominal rate %	1.03%
US BANK [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	US BANK
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 58,512
Nominal values More than 90 days to one year	49,240
Nominal values More than one to three years	135,489
Nominal values More than three to five years	84,178
Total nominal value	327,419
Accounting values Up to 90 days	60,094
Accounting values More than 90 days to one year	49,240
Accounting values More than one to three years	125,274
Accounting values More than three to five years	82,149
Total accounting value	$ 316,757
Amortization	Quarterly
Effective rate %	4.00%
Nominal rate %	2.82%
PK AirFinance [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Tax No.	0-E
Creditor	PK AIRFINANCE
Creditor country	U.S.A.
Currency	US$
Nominal values Up to 90 days	$ 8,996
Nominal values More than 90 days to one year	9,062
Nominal values More than one to three years	1,464
Total nominal value	19,522
Accounting values Up to 90 days	9,319
Accounting values More than 90 days to one year	9,009
Accounting values More than one to three years	1,435
Total accounting value	$ 19,763
Amortization	Monthly
Effective rate %	1.98%
Nominal rate %	1.98%
Total [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans catrgories by installments [Line Items]
Creditor	Total
Nominal values Up to 90 days	$ 815,221
Nominal values More than 90 days to one year	783,680
Nominal values More than one to three years	2,639,812
Nominal values More than three to five years	1,204,017
Nominal values More than five years	1,634,498
Total nominal value	7,077,128
Accounting values Up to 90 days	977,836
Accounting values More than 90 days to one year	787,522
Accounting values More than one to three years	2,581,577
Accounting values More than three to five years	1,195,089
Accounting values More than five years	1,648,424
Total accounting value	$ 7,190,448